Related Party Transactions - Summary of Significant Borrowing Transactions With Related Parties (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
Korea Credit Bureau Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		₩ 19,982		₩ 17,966
Borrowing				1,000
Repayment		(1,000)
Others		(8,782)	[1]	1,016
Ending		10,200		19,982
Incheon Bridge Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		39,520		45,447
Borrowing		15,000		20,000
Repayment		(20,000)		(21,260)
Others		967	[1]	(4,667)
Ending		35,487		39,520
Jo Yang Industrial Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2		2
Others	[1]	(1)
Ending		1		2
BNF Corporation Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[2]			947
Others	[2]			(947)
KB No.17 Special Purpose Acquisition Company
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1,711		1,742
Borrowing		1,546		1,525
Repayment		(1,525)		(1,500)
Others		(45)	[1]	(56)
Ending		1,687		1,711
KB No.18 Special Purpose Acquisition Company
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,101		2,140
Borrowing		2,016		2,063
Repayment		(2,063)		(2,100)
Others		23	[1]	(2)
Ending		2,077		2,101
KB No.19 Special Purpose Acquisition Company
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1,053		1,093
Borrowing		1,000		1,000
Repayment		(1,000)		(1,000)
Others		(40)	[1]	(40)
Ending		1,013		1,053
KB No.20 Special Purpose Acquisition Company
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1,716		1,984
Borrowing		1,534		1,522
Repayment		(1,522)		(1,500)
Others		(47)	[1]	(290)
Ending		1,681		1,716
CellinCells Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		260		1,545
Others		(222)	[1]	(1,285)
Ending		38		260
Stratio, Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		13		726
Others		(13)	[1]	(713)
Ending				13
Jungdo Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		4		4
Ending		4		4
Dae-A Leisure Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		636		753
Repayment		(479)
Others		(140)	[1]	(117)
Ending		17		636
Aju Good Technology Venture Fund
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		3,093		5,456
Borrowing		3,840		1,442
Repayment		(1,442)
Others		795	[1]	(3,805)
Ending		6,286		3,093
KB Pre IPO Secondary Venture Fund No.1
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		629		2,955
Others	[1]	(526)		(2,326)
Ending		103		629
KB Star Office Private Real Estate Investment Trust No.1
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		4,255		8,293
Borrowing				2,117
Repayment		(1,770)		(5,630)
Others		93	[1]	(525)
Ending		2,578		4,255
SY Auto Capital Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		6		8
Others		11	[1]	(2)
Ending		17		6
RAND Bio Science Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		693		4,452
Borrowing				2,250
Repayment		(400)		(3,750)
Others		150	[1]	(2,259)
Ending		443		693
Wise Asset Management Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning				21
Others				(21)
Food Factory Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1,555		1,073
Borrowing		507		1,503
Repayment		(500)		(1,003)
Others		(723)	[1]	(18)
Ending		839		1,555
Acts Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		18		1
Others		136	[1]	17
Ending		154		18
Big Dipper Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1		6
Others		(1)	[1]	(5)
Ending				1
COMPUTERLIFE Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning				1
Others				(1)
SKYDIGITAL INC.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		15		25
Others		70	[1]	(10)
Ending		85		15
KB-KDBC Pre-IPO New Technology Business Investment Fund
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		923		7,054
Borrowing		0		1,500
Repayment		0		(6,500)
Others		(19)	[1]	(1,131)
Ending		904		923
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		8,097		13,118
Others		(6,573)	[1]	(5,021)
Ending		1,524		8,097
Paycoms Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1		1
Ending		1		1
A-PRO Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[2]			3,201
Others	[2]			(3,201)
Spark Biopharma Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Borrowing		1,000
Repayment		(3,000)
Others	[1]	8,015
Ending		6,015
KB IGen Private Equity Fund No.1
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[2]			147
Others	[2]			(147)
NEOMIO CORP.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[2]	535
Others	[2]	(535)		535
Ending	[2]			535
WJ Private Equity Fund No.1
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		349
Others		(89)	[1]	349
Ending		260		349
UPRISE, Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		11
Others		3,990	[1]	11
Ending		4,001		11
COSES GT
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		292
Others		1,647	[1]	292
Ending		1,939		292
Swatch On Inc. [Member]
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		3,947		395
Borrowing		200		7,002
Repayment		(3,501)		(3,801)
Others		40	[1]	351
Ending		686		3,947
GOMI CORPORATION
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		37
Others	[1]	3,151		37
Ending		3,188		37
S&E BIO
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1,142
Others	[1]	(879)		1,142
Ending		263		1,142
4N Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		76
Others	[1]	(37)		76
Ending		39		76
Contents First
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1,823
Borrowing		20,000		4,000
Repayment		(11,000)		(3,000)
Others	[1]	1,827		823
Ending		12,650		1,823
December & Company Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1
Others	[1]			1
Ending		1		1
GENINUS Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		13,630
Repayment		(5,000)
Others	[1]	25,785		13,630
Ending		34,415		13,630
Key management
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		17,167		15,338
Borrowing		16,574		21,319
Repayment		(16,994)		(20,410)
Others	[1]	249		920
Ending		16,996		17,167
Wyatt Corp [Member]
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1
Others				1
Ending		1		₩ 1
G1 Playground Co Ltd [Member]
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Others	[1]	354
Ending		354
SuperNGine Co Ltd [Member]
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Others	[1]	944
Ending		944
Desilo Inc [Member]
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Others	[1]	168
Ending		168
Turing Co Ltd [Member]
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Others	[1]	1,054
Ending		1,054
Mantisco Co Ltd [Member]
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Others	[1]	386
Ending		386
IGGYMOB Co Ltd [Member]
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Others	[1]	2,938
Ending		₩ 2,938

[1]	Transactions between related parties, such as settlements arising from operating activities and deposits, are expressed in net amount.
[2]	Excluded from the Group’s related party as of December 31, 2021.